Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2021	0	5,171,241
Balance at Dec. 31, 2021	$ 0	$ 1	$ 320,952	$ (391)	$ (151,795)	$ 168,767
Stock-based compensation	$ 0	$ 0	23,959	0	0	23,959
Issuance of common stock upon vesting of restricted stock units (in shares)	0	130,268
Taxes related to net share settlement of equity awards (in shares)	0	(44,694)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(3,790)	0	0	(3,790)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	38,167
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	2,891	0	0	2,891
Other comprehensive loss, net of tax	0	0	0	(888)	0	(888)
Net loss	$ 0	$ 0	0	0	(98,714)	(98,714)
Issuance of common stock upon exercise of stock options (in shares)	0	107,332
Issuance of common stock upon exercise of stock options	$ 0	$ 0	1,174	0	0	1,174
Stock issuance costs related to the Common Stock Purchase Agreement	$ 0	$ 0	(29)	0	0	(29)
Conversion of convertible note into common stock (in shares)	0	34,323
Conversions of convertible note into common stock	$ 0	$ 0	600	0	0	600
BALANCE (in shares) at Dec. 31, 2022	0	5,436,637
Balance at Dec. 31, 2022	$ 0	$ 1	345,757	(1,279)	(250,509)	93,970
Stock-based compensation	$ 0	$ 0	6,513	0	0	6,513
Issuance of common stock upon vesting of restricted stock units (in shares)	0	99,460
Taxes related to net share settlement of equity awards (in shares)	0	(44,028)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(867)	0	0	(867)
Other comprehensive loss, net of tax	0	0	0	469	0	469
Net loss	$ 0	$ 0	0	0	(26,265)	(26,265)
Issuance of common stock upon exercise of stock options (in shares)	0	68,969
Issuance of common stock upon exercise of stock options	$ 0	$ 0	391	0	0	391
Conversion of convertible note into common stock (in shares)	0	137,947
Conversions of convertible note into common stock	$ 0	$ 0	1,755	0	0	1,755
BALANCE (in shares) at Mar. 31, 2023	0	5,698,985
Balance at Mar. 31, 2023	$ 0	$ 1	353,549	(810)	(276,774)	75,966
BALANCE (in shares) at Dec. 31, 2022	0	5,436,637
Balance at Dec. 31, 2022	$ 0	$ 1	345,757	(1,279)	(250,509)	93,970
Net loss						(42,296)
BALANCE (in shares) at Jun. 30, 2023	0	6,047,343
Balance at Jun. 30, 2023	$ 0	$ 1	358,850	(390)	(292,805)	65,656
BALANCE (in shares) at Dec. 31, 2022	0	5,436,637
Balance at Dec. 31, 2022	$ 0	$ 1	345,757	(1,279)	(250,509)	93,970
Stock-based compensation	$ 0	$ 0	18,071	0	0	18,071
Issuance of common stock upon vesting of restricted stock units (in shares)	0	330,661
Taxes related to net share settlement of equity awards (in shares)	0	(125,825)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(1,441)	0	0	(1,441)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	19,500
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	136	0	0	136
Other comprehensive loss, net of tax	0	0	0	1,289	0	1,289
Net loss	$ 0	$ 0	0	0	(87,126)	$ (87,126)
Issuance of common stock upon exercise of stock options (in shares)	0	81,814				81,814
Issuance of common stock upon exercise of stock options	$ 0	$ 0	455	0	0	$ 455
Stock issuance costs related to the Common Stock Purchase Agreement	$ 0	$ 0	(3)	0	0	(3)
Issuance of common stock through the Employee Stock Purchase Plan (in shares)	0	64,773
Issuance of common stock through the Employee Stock Purchase Plan	$ 0	$ 0	334	0	0	334
Conversion of convertible note into common stock (in shares)	0	502,530
Conversions of convertible note into common stock	$ 0	$ 0	3,338	0	0	3,338
BALANCE (in shares) at Dec. 31, 2023	0	6,310,090
Balance at Dec. 31, 2023	$ 0	$ 1	366,647	10	(337,635)	29,023
BALANCE (in shares) at Mar. 31, 2023	0	5,698,985
Balance at Mar. 31, 2023	$ 0	$ 1	353,549	(810)	(276,774)	75,966
Stock-based compensation	$ 0	$ 0	4,110	0	0	4,110
Issuance of common stock upon vesting of restricted stock units (in shares)	0	85,416
Taxes related to net share settlement of equity awards (in shares)	0	(29,861)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(181)	0	0	(181)
Other comprehensive loss, net of tax	0	0	0	420	0	420
Net loss	$ 0	$ 0	0	0	(16,031)	(16,031)
Issuance of common stock through the Employee Stock Purchase Plan (in shares)	0	22,137
Issuance of common stock through the Employee Stock Purchase Plan	$ 0	$ 0	118	0	0	118
Conversion of convertible note into common stock (in shares)	0	270,666
Conversions of convertible note into common stock	$ 0	$ 0	1,254	0	0	1,254
BALANCE (in shares) at Jun. 30, 2023	0	6,047,343
Balance at Jun. 30, 2023	$ 0	$ 1	358,850	(390)	(292,805)	65,656
BALANCE (in shares) at Dec. 31, 2023	0	6,310,090
Balance at Dec. 31, 2023	$ 0	$ 1	366,647	10	(337,635)	29,023
Stock-based compensation	$ 0	$ 0	3,014	0	0	3,014
Issuance of common stock upon vesting of restricted stock units (in shares)	0	98,623
Taxes related to net share settlement of equity awards (in shares)	0	(34,694)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(45)	0	0	(45)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	129,000
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	165	0	0	165
Other comprehensive loss, net of tax	0	0	0	(14)	0	(14)
Net loss	$ 0	$ 0	0	0	(10,219)	(10,219)
BALANCE (in shares) at Mar. 31, 2024	0	6,503,019
Balance at Mar. 31, 2024	$ 0	$ 1	369,781	(4)	(347,854)	21,924
BALANCE (in shares) at Dec. 31, 2023	0	6,310,090
Balance at Dec. 31, 2023	$ 0	$ 1	366,647	10	(337,635)	29,023
Net loss						(18,206)
BALANCE (in shares) at Jun. 30, 2024	0	8,437,733
Balance at Jun. 30, 2024	$ 0	$ 1	376,658	(8)	(355,841)	20,810
BALANCE (in shares) at Mar. 31, 2024	0	6,503,019
Balance at Mar. 31, 2024	$ 0	$ 1	369,781	(4)	(347,854)	21,924
Stock-based compensation	$ 0	$ 0	1,740	0	0	1,740
Issuance of common stock upon vesting of restricted stock units (in shares)	0	167,143
Taxes related to net share settlement of equity awards (in shares)	0	(1,292)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(2)	0	0	(2)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	1,693,929
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	5,395	0	0	5,395
Other comprehensive loss, net of tax	0	0	0	(4)	0	(4)
Net loss	$ 0	$ 0	0	0	(7,987)	(7,987)
Issuance of common stock upon exercise of stock options (in shares)	0	44,255
Issuance of common stock upon exercise of stock options	$ 0	$ 0	134	0	0	134
Stock issuance costs related to the Common Stock Purchase Agreement	$ 0	$ 0	(416)	0	0	(416)
Issuance of common stock through the Employee Stock Purchase Plan (in shares)	0	30,679
Issuance of common stock through the Employee Stock Purchase Plan	$ 0	$ 0	26	0	0	26
BALANCE (in shares) at Jun. 30, 2024	0	8,437,733
Balance at Jun. 30, 2024	$ 0	$ 1	$ 376,658	$ (8)	$ (355,841)	$ 20,810